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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [X]; Amendment Number:    1
                                               -----------------

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICIA A. STASNY
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-4366

Signature, Place, and Date of Signing:


  /s/ PATRICIA A. STASNY             CHICAGO, ILLINOIS            05/29/09
------------------------------   -------------------------   ------------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:    $77, 699(thousands)

List of Other Included Managers:

     NO.          FORM 13F FILE NUMBER      NAME

     1            28-13182                  Citadel Holdings I LP

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                                    FORM 13F

                            Name of Reporting Manager
Page 1 of 1                Citadel Limited Partnership

                                                                                                           (SEC USE ONLY)

            Item 1:         Item 2:  Item 3:    Item 4:           Item 5:             Item 6:     Item 7:      Item 8:
                                                 Value   ------------------------                         Voting Authority
                           Title of               (In      Shrs or     Sh/   Put/   Investment     Other  ----------------
       Name of Issuer        Class    CUSIP   thousands)   Prn Amt     Prn   Call   Discretion   Managers Sole Shared None
-------------------------- -------- --------- ---------- ----------- ------- ---- -------------- -------- ---- ------ ----
COMCAST INTO SPRINT2% EXCH
  10/15/29 - REGISTERED      Bond   200300507   48,671   123,218,232   Prn        Shared-defined    --     N/A
GENERAL MOTORS 4.5% CB
  03/06/32 - REGISTERED      Bond   370442741        6        40,375   Prn        Shared-defined     1     N/A
GENERAL MOTORS 5.25% CB
  03/6/32 - REGISTERED       Bond   370442733        5        35,875   Prn        Shared-defined     1     N/A
GENERAL MOTORS 5.25% CB
  03/6/32 - REGISTERED       Bond   370442733    5,570   40,000,0000   Prn        Shared-defined    --     N/A
GENERAL MOTORS 6.25% CB
  07/15/33 - REGISTERED      Bond   370442717        7        55,200   Prn        Shared-defined     1     N/A
GENERAL MOTORS 6.25% CB
  07/15/33 - REGISTERED      Bond   370442717   23,427   183,881,100   Prn        Shared-defined    --     N/A
METLIFE 6.375% DUE 2009      Bond   59156R702       13        16,425   Prn        Shared-defined     1     N/A

   COLUMN TOTALS                                77,699
   LONG MARKET VALUE                            77,699